Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net was comprised of the following:

	December 31, 2020	December 31, 2019

Miners	$33,173,812	$-
Less: accumulated depreciation	(3,324,655)	-
Property and equipment, net	$29,849,157	$-

Depreciation expenses were $3,324,655, $nil and $nil for the years ended December 31, 2020, 2019 and 2018, respectively.